Goodwill (Details) - USD ($)	Dec. 31, 2023	May 26, 2023	Dec. 31, 2022	Mar. 31, 2022
Yinhua [Member]
Goodwill [Line Items]
Goodwill				$ 5,364,709
Feipeng BVI [Member]
Goodwill [Line Items]
Goodwill			$ 13,715,130
Cheyi BVI [Member]
Goodwill [Line Items]
Goodwill	$ 14,157,570	$ 22,029,753
Discontinued Operations [Member] | Yinhua [Member]
Goodwill [Line Items]
Goodwill	14,157,570
Assets and liabilities	$ 0